Fair Value Measurements (Details) - Schedule of public warrants and the black-scholes-merton model for the private placement warrants - AJAX I [Member]	Oct. 30, 2020 $ / shares
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of public warrants and the black-scholes-merton model for the private placement warrants [Line Items]
Risk-free interest rate	0.51%
Expected term (years)	1 year
Expected volatility	17.50%
Exercise price	$ 11.50
Fair value of Units	$ 10.08
Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of public warrants and the black-scholes-merton model for the private placement warrants [Line Items]
Risk-free interest rate	0.72%
Expected term (years)	8 years
Expected volatility	17.50%
Exercise price	$ 11.50
Fair value of Units	$ 9.79